JPI
Nuveen Preferred and Income Term Fund
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 150.3% (100.0% of Total Investments)
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 67.1% (44.6% of Total Investments)
	Automobiles – 2.4%
$2,405	General Motors Financial Co Inc	5.700%	N/A (3)	BB+	$2,687,588
9,863	General Motors Financial Co Inc	5.750%	N/A (3)	BB+	10,701,355
	Total Automobiles				13,388,943
	Banks – 25.4%
1,860	Bank of America Corp	6.300%	N/A (3)	BBB	2,175,618
1,330	Bank of America Corp	6.100%	N/A (3)	BBB	1,491,263
3,700	Bank of America Corp	6.250%	N/A (3)	BBB	4,125,500
5,655	Bank of America Corp	6.500%	N/A (3)	BBB	6,518,518
2,670	CIT Group Inc, (4)	5.800%	N/A (3)	Ba3	2,763,450
1,280	Citigroup Inc, (3-Month LIBOR reference rate + 4.478% spread), (5)	4.672%	N/A (3)	BBB-	1,281,280
9,343	Citigroup Inc	5.950%	N/A (3)	BBB-	10,177,330
6,565	Citigroup Inc	6.300%	N/A (3)	BBB-	7,063,267
2,000	Citigroup Inc, (3-Month LIBOR reference rate + 4.095% spread), (5)	4.289%	N/A (3)	BBB-	2,002,000
2,870	Citigroup Inc, (6)	6.250%	N/A (3)	BBB-	3,344,411
6,945	Citigroup Inc	5.000%	N/A (3)	BBB-	7,292,250
3,180	Citizens Financial Group Inc	6.375%	N/A (3)	BB+	3,438,375
1,085	Commerzbank AG, 144A, (6)	8.125%	9/19/23	Baa3	1,243,763
2,245	Farm Credit Bank of Texas, 144A	5.700%	N/A (3)	Baa1	2,441,437
1,815	Fifth Third Bancorp	4.500%	N/A (3)	Baa3	1,935,244
1,420	Goldman Sachs Group Inc	3.800%	N/A (3)	BBB-	1,420,710
2,121	HSBC Capital Funding Dollar 1 LP, 144A	10.176%	N/A (3)	Baa2	3,487,051
5,820	Huntington Bancshares Inc/OH	5.625%	N/A (3)	Baa3	6,774,480
10,667	JPMorgan Chase & Co, (4)	6.750%	N/A (3)	BBB+	11,853,704
7,060	JPMorgan Chase & Co, (6)	5.000%	N/A (3)	BBB+	7,441,522
3,020	JPMorgan Chase & Co	6.100%	N/A (3)	BBB+	3,288,025
2,430	KeyCorp	5.000%	N/A (3)	Baa3	2,721,114
705	Lloyds Bank PLC, 144A	12.000%	N/A (3)	Baa3	779,906
1,570	M&T Bank Corp	6.450%	N/A (3)	Baa2	1,721,113
1,765	M&T Bank Corp	5.125%	N/A (3)	Baa2	1,930,469
989	PNC Financial Services Group Inc	6.750%	N/A (3)	Baa2	998,890
2,097	PNC Financial Services Group Inc	5.000%	N/A (3)	Baa2	2,332,912

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$1,745	Regions Financial Corp	5.750%	N/A (3)	BB+	$1,945,675
1,910	SVB Financial Group	4.100%	N/A (3)	Baa2	1,924,325
2,265	Truist Financial Corp, (6)	5.050%	N/A (3)	Baa2	2,346,466
12,060	Truist Financial Corp, (6)	4.800%	N/A (3)	Baa2	12,765,510
1,500	USB Realty Corp, (3-Month LIBOR reference rate + 1.147% spread), 144A, (5)	1.331%	N/A (3)	A3	1,173,750
1,230	Wells Fargo & Co, (6)	7.950%	11/15/29	BBB	1,678,734
5,948	Wells Fargo & Co, (4)	5.875%	N/A (3)	Baa2	6,624,585
3,171	Wells Fargo & Co	5.900%	N/A (3)	Baa2	3,441,772
7,965	Wells Fargo & Co	3.900%	N/A (3)	Baa2	8,143,416
1,050	Zions Bancorp NA	5.800%	N/A (3)	BB+	1,084,125
1,415	Zions Bancorp NA, (6)	7.200%	N/A (3)	BB+	1,538,813
	Total Banks				144,710,773
	Capital Markets – 3.6%
2,385	Bank of New York Mellon Corp	4.700%	N/A (3)	Baa1	2,629,463
2,105	Charles Schwab Corp	4.000%	N/A (3)	BBB	2,163,014
4,215	Charles Schwab Corp	5.375%	N/A (3)	BBB	4,686,658
4,127	Goldman Sachs Group Inc, (6)	5.300%	N/A (3)	BBB-	4,622,240
5,760	Goldman Sachs Group Inc, (4)	5.500%	N/A (3)	BBB-	6,292,800
	Total Capital Markets				20,394,175
	Consumer Finance – 1.6%
3,890	Ally Financial Inc	4.700%	N/A (3)	BB-	3,943,293
2,940	Capital One Financial Corp, (3-Month LIBOR reference rate + 3.800% spread), (4), (5)	3.991%	N/A (3)	Baa3	2,917,068
1,820	Discover Financial Services	6.125%	N/A (3)	Ba2	2,052,050
	Total Consumer Finance				8,912,411
	Diversified Financial Services – 4.6%
2,045	Air Lease Corp	4.650%	N/A (3)	BB+	2,085,900
2,425	Capital Farm Credit ACA, 144A	5.000%	N/A (3)	BB	2,473,500
13	Compeer Financial ACA, 144A, (7)	6.750%	N/A (3)	BB+	13,589,000
3,430	Equitable Holdings Inc, (4)	4.950%	N/A (3)	BBB-	3,691,538
3,971	Voya Financial Inc, (6)	6.125%	N/A (3)	BBB-	4,377,908
	Total Diversified Financial Services				26,217,846
	Electric Utilities – 2.3%
1,695	Edison International	5.375%	N/A (3)	BB+	1,753,596
1,460	Electricite de France SA, 144A	5.250%	N/A (3)	BBB	1,526,240
6,845	Emera Inc, (6)	6.750%	6/15/76	BB+	7,923,772

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Electric Utilities (continued)
$2,025	Southern Co, (6)	4.000%	1/15/51	BBB	$2,161,688
	Total Electric Utilities				13,365,296
	Food Products – 4.5%
2,250	Dairy Farmers of America Inc, 144A, (4)	7.125%	N/A (3)	BB+	2,250,000
2,240	Land O' Lakes Inc, 144A	7.250%	N/A (3)	BB	2,335,200
12,570	Land O' Lakes Inc, 144A, (4)	8.000%	N/A (3)	BB	13,324,200
7,493	Land O' Lakes Inc, 144A	7.000%	N/A (3)	BB	7,680,325
	Total Food Products				25,589,725
	Independent Power & Renewable Electricity Producers – 0.7%
1,240	AES Gener SA, 144A, (6)	7.125%	3/26/79	BB	1,311,300
2,550	AES Gener SA, 144A, (6)	6.350%	10/07/79	BB	2,715,750
	Total Independent Power & Renewable Electricity Producers				4,027,050
	Industrial Conglomerates – 1.6%
9,607	General Electric Co, (3-Month LIBOR reference rate + 3.330% spread), (4), (5)	3.514%	N/A (3)	BBB-	9,132,606
	Insurance – 13.9%
1,920	Aegon NV, (6)	5.500%	4/11/48	Baa1	2,175,689
1,447	American International Group Inc, (8)	5.750%	4/01/48	Baa2	1,636,919
8,815	Assurant Inc, (6)	7.000%	3/27/48	BB+	9,960,950
12,570	Assured Guaranty Municipal Holdings Inc, 144A, (4), (8)	6.400%	12/15/66	BBB+	13,099,938
2,320	AXIS Specialty Finance LLC, (4)	4.900%	1/15/40	BBB	2,412,104
1,540	Enstar Finance LLC, (6)	5.750%	9/01/40	BB+	1,624,700
4,755	Markel Corp, (4)	6.000%	N/A (3)	BBB-	5,230,690
3,440	MetLife Inc, 144A, (8)	9.250%	4/08/38	BBB	5,195,878
1,270	MetLife Inc, (6)	5.875%	N/A (3)	BBB	1,457,960
3,280	MetLife Inc	3.850%	N/A (3)	BBB	3,452,200
2,335	PartnerRe Finance B LLC, (8)	4.500%	10/01/50	Baa1	2,401,017
4,734	Provident Financing Trust I	7.405%	3/15/38	BB+	5,589,325
700	Prudential Financial Inc, (6)	3.700%	10/01/50	BBB+	722,750
8,495	QBE Insurance Group Ltd, 144A, (4)	7.500%	11/24/43	Baa1	9,493,162
1,650	QBE Insurance Group Ltd	6.750%	12/02/44	BBB	1,854,600
2,770	QBE Insurance Group Ltd, 144A	5.875%	N/A (3)	Baa2	3,001,988
10,005	SBL Holdings Inc, 144A	7.000%	N/A (3)	BB	9,829,912
	Total Insurance				79,139,782
	Multi-Utilities – 2.3%
6,005	CenterPoint Energy Inc	6.125%	N/A (3)	BBB-	6,402,831
795	CMS Energy Corp, (8)	4.750%	6/01/50	Baa2	872,513

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Multi-Utilities (continued)
$2,565	NiSource Inc, (4)	5.650%	N/A (3)	BBB-	$2,680,425
2,960	Sempra Energy	4.875%	N/A (3)	BBB-	3,238,062
	Total Multi-Utilities				13,193,831
	Oil, Gas & Consumable Fuels – 1.2%
3,520	Enbridge Inc, (6)	5.750%	7/15/80	BBB-	3,881,891
1,620	MPLX LP, (6)	6.875%	N/A (3)	BB+	1,640,250
1,320	Transcanada Trust	5.500%	9/15/79	BBB	1,429,204
	Total Oil, Gas & Consumable Fuels				6,951,345
	Trading Companies & Distributors – 2.2%
7,045	AerCap Global Aviation Trust, 144A, (6)	6.500%	6/15/45	BB+	7,502,925
3,090	AerCap Holdings NV	5.875%	10/10/79	BB+	3,225,048
1,855	ILFC E-Capital Trust I, 144A	4.000%	12/21/65	B+	1,523,419
	Total Trading Companies & Distributors				12,251,392
	U.S. Agency – 0.2%
1,180	Farm Credit Bank of Texas, 144A	6.200%	N/A (3)	BBB+	1,271,450
	Wireless Telecommunication Services – 0.6%
2,735	Vodafone Group PLC	7.000%	4/04/79	BB+	3,333,743
	Total $1,000 Par (or similar) Institutional Preferred (cost $349,582,557)				381,880,368

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONTINGENT CAPITAL SECURITIES – 50.0% (33.2% of Total Investments) (9)
	Banks – 38.2%
$1,970	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A	6.750%	N/A (3)	Baa2	$2,305,885
5,600	Banco Bilbao Vizcaya Argentaria SA, (6)	6.500%	N/A (3)	Ba2	6,131,720
3,570	Banco Bilbao Vizcaya Argentaria SA	6.125%	N/A (3)	Ba2	3,814,152
1,300	Banco Mercantil del Norte SA/Grand Cayman, 144A	7.500%	N/A (3)	Ba2	1,439,750
2,930	Banco Mercantil del Norte SA/Grand Cayman, 144A, (6)	7.625%	N/A (3)	Ba2	3,244,975
6,000	Banco Santander SA, Reg S	7.500%	N/A (3)	Ba1	6,615,000
6,970	Barclays PLC, (6)	8.000%	N/A (3)	BBB-	7,910,950
7,945	Barclays PLC	7.750%	N/A (3)	BBB-	8,739,500
6,095	Barclays PLC	6.125%	N/A (3)	BBB-	6,739,973
4,525	Barclays PLC, Reg S	7.875%	N/A (3)	BBB-	4,751,250
8,300	BNP Paribas SA, 144A, (6)	6.625%	N/A (3)	BBB	9,117,550
950	BNP Paribas SA, 144A	7.000%	N/A (3)	BBB	1,119,214
9,790	BNP Paribas SA, 144A, (4)	7.375%	N/A (3)	BBB	11,424,049
5,615	Credit Agricole SA, 144A	7.875%	N/A (3)	BBB	6,344,950
6,979	Credit Agricole SA, 144A	8.125%	N/A (3)	BBB	8,453,314

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$4,765	Credit Suisse Group AG, 144A, (6)	5.250%	N/A (3)	BB+	$4,949,644
1,700	Danske Bank A/S, Reg S	6.125%	N/A (3)	BBB-	1,835,708
1,500	Danske Bank A/S, Reg S	7.000%	N/A (3)	BBB-	1,695,000
14,356	HSBC Holdings PLC	6.375%	N/A (3)	BBB	15,893,528
11,100	HSBC Holdings PLC, (4)	6.000%	N/A (3)	BBB	12,237,750
3,855	HSBC Holdings PLC	6.375%	N/A (3)	BBB	4,206,769
3,045	ING Groep NV	6.500%	N/A (3)	BBB	3,385,735
4,850	ING Groep NV	5.750%	N/A (3)	BBB	5,346,591
5,735	ING Groep NV	6.750%	N/A (3)	BBB	6,308,500
7,214	Intesa Sanpaolo SpA, 144A	7.700%	N/A (3)	BB-	8,205,925
10,845	Lloyds Banking Group PLC, (6)	7.500%	N/A (3)	Baa3	12,253,440
6,550	Lloyds Banking Group PLC	7.500%	N/A (3)	Baa3	7,573,437
3,050	Macquarie Bank Ltd/London, 144A	6.125%	N/A (3)	BB+	3,294,000
5,970	Natwest Group PLC	8.000%	N/A (3)	BBB-	7,031,466
770	Natwest Group PLC	8.625%	N/A (3)	BBB-	785,169
4,280	Natwest Group PLC, (6)	6.000%	N/A (3)	BBB-	4,734,536
3,735	Nordea Bank Abp, 144A	6.625%	N/A (3)	BBB+	4,321,395
6,163	Societe Generale SA, 144A, (4)	7.875%	N/A (3)	BB+	6,897,938
2,403	Societe Generale SA, 144A	6.750%	N/A (3)	BB	2,679,225
1,820	Societe Generale SA, 144A	8.000%	N/A (3)	BB	2,147,254
1,770	Standard Chartered PLC, 144A	6.000%	N/A (3)	BBB-	1,934,699
2,265	Standard Chartered PLC, 144A	7.500%	N/A (3)	BBB-	2,359,473
3,170	Standard Chartered PLC, 144A	7.750%	N/A (3)	BBB-	3,465,127
4,915	UniCredit SpA, Reg S	8.000%	N/A (3)	B+	5,492,512
194,365	Total Banks				217,187,053
	Capital Markets – 11.8%
3,632	Credit Suisse Group AG, 144A, (4)	7.500%	N/A (3)	BB+	3,995,200
8,375	Credit Suisse Group AG, 144A, (6)	7.500%	N/A (3)	BB+	8,959,575
1,955	Credit Suisse Group AG, 144A, (6)	6.375%	N/A (3)	BB+	2,125,711
10,561	Credit Suisse Group AG, 144A, (4)	7.250%	N/A (3)	BB+	11,688,915
10,395	Deutsche Bank AG, (6)	6.000%	N/A (3)	BB-	10,849,781
7,595	UBS Group AG, 144A, (4), (6)	7.000%	N/A (3)	BBB	8,378,196
11,352	UBS Group AG	7.000%	N/A (3)	BBB	13,083,180
7,255	UBS Group AG, Reg S, (6)	6.875%	N/A (3)	BBB	8,241,172
61,120	Total Capital Markets				67,321,730
$255,485	Total Contingent Capital Securities (cost $261,109,474)				284,508,783

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 31.3% (20.9% of Total Investments)
	Banks – 9.3%
59,100	Bank of America Corp	4.375%	BBB	$1,500,549
134,000	CoBank ACB, 144A, (4), (10)	6.250%	BBB+	14,338,000
62,728	CoBank ACB, (4), (10)	6.200%	BBB+	6,743,260
111,200	Farm Credit Bank of Texas, 144A, (6), (10)	6.750%	Baa1	12,065,200
105,663	Fifth Third Bancorp	6.625%	Baa3	2,986,037
54,100	KeyCorp	6.125%	Baa3	1,623,000
151,000	Regions Financial Corp	6.375%	BB+	4,301,990
57,838	Regions Financial Corp	5.700%	BB+	1,592,280
88,153	Synovus Financial Corp, (4)	5.875%	BB-	2,351,922
61,900	Truist Financial Corp	4.750%	Baa2	1,641,588
64,600	Wells Fargo & Co	4.750%	Baa2	1,662,158
86,389	Wintrust Financial Corp	6.875%	BB	2,408,525
	Total Banks			53,214,509
	Capital Markets – 3.1%
43,749	Goldman Sachs Group Inc	5.500%	Ba1	1,185,598
130,072	Morgan Stanley	7.125%	Baa3	3,744,773
103,476	Morgan Stanley	6.875%	Baa3	2,891,119
196,300	Morgan Stanley	5.850%	Baa3	5,614,180
125,000	Morgan Stanley	6.375%	Baa3	3,543,750
30,950	State Street Corp	5.350%	Baa1	904,359
	Total Capital Markets			17,883,779
	Consumer Finance – 0.5%
54,760	GMAC Capital Trust I, (6)	5.983%	BB-	1,404,046
66,500	Synchrony Financial	5.625%	BB-	1,756,930
	Total Consumer Finance			3,160,976
	Diversified Financial Services – 3.3%
80,100	AgriBank FCB, (4), (10)	6.875%	BBB+	8,690,850
105,500	Equitable Holdings Inc, (6)	5.250%	BBB-	2,751,440
254,745	Voya Financial Inc, (4)	5.350%	BBB-	7,229,663
	Total Diversified Financial Services			18,671,953
	Diversified Telecommunication Services – 0.3%
64,200	AT&T Inc, (6)	4.750%	BBB-	1,632,606
	Food Products – 2.8%
100,400	CHS Inc	7.875%	N/R	2,855,376
180,029	CHS Inc	7.100%	N/R	4,957,999
180,399	CHS Inc	6.750%	N/R	4,969,992
9,300	Dairy Farmers of America Inc, 144A, (7), (10)	7.875%	BB+	930,000

Shares	Description (1)	Coupon	Ratings (2)	Value
	Food Products (continued)
20,500	Dairy Farmers of America Inc, 144A, (7), (10)	7.875%	BB+	$2,080,750
	Total Food Products			15,794,117
	Insurance – 8.3%
256,300	American Equity Investment Life Holding Co, (4)	5.950%	BB	7,058,502
122,300	American Equity Investment Life Holding Co, (4)	6.625%	BB	3,431,738
330,798	Aspen Insurance Holdings Ltd, (4)	5.950%	BB+	8,948,086
62,000	Aspen Insurance Holdings Ltd	5.625%	BB+	1,639,900
45,000	Assurant Inc	5.250%	BB+	1,183,050
159,300	Athene Holding Ltd, (6)	6.350%	BBB-	4,544,829
127,800	Athene Holding Ltd	6.375%	BBB-	3,598,848
62,400	Axis Capital Holdings Ltd	5.500%	BBB	1,588,080
64,700	Delphi Financial Group Inc, (6), (7), (10)	3.388%	BBB	1,374,875
119,500	Enstar Group Ltd, (6)	7.000%	BB+	3,442,795
200,629	Maiden Holdings North America Ltd	7.750%	N/R	4,815,096
161,200	Reinsurance Group of America Inc, (6)	5.750%	BBB+	4,541,004
43,200	Selective Insurance Group Inc	4.600%	BBB-	1,080,432
	Total Insurance			47,247,235
	Oil, Gas & Consumable Fuels – 1.7%
157,103	NuStar Energy LP	8.500%	B2	3,704,489
139,235	NuStar Energy LP	7.625%	B2	2,896,088
121,018	NuStar Logistics LP, (6)	6.918%	B	2,926,215
	Total Oil, Gas & Consumable Fuels			9,526,792
	Thrifts & Mortgage Finance – 1.5%
97,066	Federal Agricultural Mortgage Corp	6.000%	N/R	2,751,821
199,515	New York Community Bancorp Inc	6.375%	Ba2	5,540,532
	Total Thrifts & Mortgage Finance			8,292,353
	Trading Companies & Distributors – 0.5%
114,543	Air Lease Corp, (6)	6.150%	BB+	3,076,625
	Total $25 Par (or similar) Retail Preferred (cost $166,105,722)			178,500,945

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 1.9% (1.3% of Total Investments)
	Insurance – 0.4%
$2,400	Fidelis Insurance Holdings Ltd, 144A	6.625%	4/01/41	BB+	$2,413,499
	Oil, Gas & Consumable Fuels – 0.2%
1,045	Enbridge Inc, (6)	6.000%	1/15/77	BBB-	1,125,106

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Trading Companies & Distributors – 1.3%
$8,652	ILFC E-Capital Trust I, 144A, (6)	4.250%	12/21/65	BB+	$7,356,796
$12,097	Total Corporate Bonds (cost $9,976,985)				10,895,401
	Total Long-Term Investments (cost $786,774,738)				855,785,497
	Borrowings – (40.7)% (11), (12)				(231,600,000)
	Reverse Repurchase Agreements, including accrued interest – (9.9)% (13)				(56,500,000)
	Other Assets Less Liabilities – 0.3% (14)				1,707,507
	Net Assets Applicable to Common Shares – 100%				$569,393,004

Futures Contracts - Short
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	(320)	06/21	$(42,250,000)	$(42,843,595)	$593,595	$(15,000)

Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (15)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC	$112,000,000	Receive	1-Month LIBOR	1.928%	Monthly	6/01/18	3/01/23	3/01/24	$(5,208,268)	$(5,208,268)
Morgan Stanley Capital Services, LLC	45,000,000	Receive	1-Month LIBOR	2.333	Monthly	7/01/19	10/01/23	7/01/24	(2,834,405)	(2,834,405)
Total	$157,000,000								$(8,042,673)	$(8,042,673)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$381,880,368	$ —	$381,880,368
Contingent Capital Securities	—	284,508,783	—	284,508,783
$25 Par (or similar) Retail Preferred	132,278,010	46,222,935	—	178,500,945
Corporate Bonds	—	10,895,401	—	10,895,401
Investments in Derivatives:
Futures Contracts*	593,595	—	—	593,595
Interest Rate Swaps*	—	(8,042,673)	—	(8,042,673)
Total	$132,871,605	$715,464,814	$ —	$848,336,419

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Perpetual security. Maturity date is not applicable.
(4)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $164,533,172.
(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $137,379,346 have been pledged as collateral for reverse repurchase agreements.
(7)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(8)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(9)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(10)	For fair value measurement disclosure purposes, investment classified as Level 2.
(11)	Borrowings as a percentage of Total Investments is 27.1%.
(12)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $553,538,161 have been pledged as collateral for borrowings.
(13)	Reverse Repurchase Agreements, including accrued interest as a percentage of Total Investments is 6.6%.
(14)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(15)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.